Consolidated Balance sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 250,312	$ 12,783
Accounts receivable, net		452,823	720,245
Deposits, prepayments and other receivables, net		875,823	36,510
Total current assets		1,578,958	787,952
Non-current assets:
Property and equipment, net		70,359	110,486
Intangible assets, net		4,220,021	1,500,264
Right-of-use assets, net		167,723	84,883
Investment, net		6,029	5,820
Rental deposit, net		32,068
Prepayments for acquisition of intangible assets			128,000
Deferred offering costs		620,193	680,090
Total non-current assets		5,116,393	2,509,543
TOTAL ASSETS		6,695,351	3,297,495
Current liabilities:
Accruals and other payables		245,033	262,078
Contract liabilities		315,411	45,920
Deferred government subsidy		38,716	38,506
Bank borrowings		433,991	496,517
Lease liabilities		90,199	84,883
Tax payables		128,982	128,280
Total current liabilities		1,512,748	1,056,184
Non-current liabilities:
Lease liabilities		77,524
Deferred tax liabilities		192,328	244,417
Total non-current liabilities		269,852	244,417
TOTAL LIABILITIES		1,782,600	1,300,601
Commitments and contingencies (Note 17)
Shareholders’ equity
Ordinary shares, US$0.00005 par value, 1,000,000,000 shares authorized, and 20,000,000 shares and 21,265,000 shares issued and outstanding as of December 31, 2023 and 2024, respectively	[1]	1,063	1,000
Additional paid-in capital		3,583,983	244,463
Retained earnings		1,188,787	1,620,331
Accumulated other comprehensive income		138,918	131,100
Total shareholders’ equity		4,912,751	1,996,894
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		6,695,351	3,297,495
Related Party
Current assets:
Amount due from a director			18,414
Current liabilities:
Amount due to a director		$ 260,416

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 12).